Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
DisclosureOfOtherRevenueLineItems [Line Items]
Total	$ 7,273	₨ 606,099	₨ 421,717	₨ 171,984
Marketing Revenue [Member]
DisclosureOfOtherRevenueLineItems [Line Items]
Total		₨ 606,099	₨ 421,717	₨ 171,984